Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions
Related Party Transactions

17. Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

During the years ended December 31, 2017, 2018 and 2019, significant related party transactions and balances were as follows:

a.    Revenue from Related Parties

	Years Ended December 31
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
One-time commissions
Funds managed by Jupai Group	739,471,960	521,493,884	58,676,277	8,428,320
Investees of shareholder of the Company	429,483	2,821,409	2,047,634	294,124
Total one-time commissions	739,901,443	524,315,293	60,723,911	8,722,444
Recurring management fee
Funds managed by Jupai Group	365,045,532	436,947,202	340,732,359	48,943,141
Total recurring management fee	365,045,532	436,947,202	340,732,359	48,943,141
Recurring service fee
Funds managed by Jupai Group	10,081,396	1,256,411	1,433,629	205,928
Total recurring service fee	10,081,396	1,256,411	1,433,629	205,928
Other service fee
Funds managed by Jupai Group	117,757,338	28,301,887	—	—
Total other service fee	117,757,338	28,301,887	—	—
Total revenue from related parties	1,232,785,709	990,820,793	402,889,899	57,871,513

b.    Transaction to Related Parties

In 2019, UP Capital Asset Management Limited (BVI) ("UP") was disposed for RMB34.0 million to a subsidiary of E-house.

c.    Amounts due from Related Parties

As of December 31, 2018 and 2019, amounts due from related parties were comprised of the following:

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Funds managed by Jupai Group	210,587,355	101,122,751	14,525,375
Investees of shareholder of the Company	54,426	—	—
Loan to related parties	—	200,000,000	28,728,202
Loan to noncontrolling interest shareholder	37,316,266	23,187,995	3,330,747
Total amounts due from related parties	247,958,047	324,310,746	46,584,324

Other than the loan to noncontrolling interest shareholders, loan to related parties and investees of shareholder of the company, the remaining amounts primarily represent the service fee receivable as of December 31, 2018 and 2019.

d.    Deferred Revenue from Related Parties

As of December 31, 2018 and 2019, deferred revenue from related parties were comprised of the following:

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Funds managed by Jupai Group	133,817,091	46,971,804	6,747,077
Total deferred revenue	133,817,091	46,971,804	6,747,077

The amounts represent recurring management fees and recurring service fees received from the investment funds managed or served by the Group in advance.

e.    Amounts due to Related Parties

As of December 31, 2018 and 2019, amounts due to related parties were as following:

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Funds managed by Jupai Group	29,105,111	17,439,664	2,505,051
Investees of shareholder of the Company	2,000,000	2,000,000	287,282
Total amounts due to related parties	31,105,111	19,439,664	2,792,333

The amounts as of December 31, 2018 and 2019 mainly represent capital investments collected on behalf of investees.